Financial and capital risk management - Company's sensitivity to 10 percentage increase and decrease in U.S. dollar against relevant foreign currencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Increase in profit or loss	$ 2,453	$ 2,156	$ 1,507	$ 1,932
Increase in other equity	2,453	2,156	1,507	1,932
Australian dollar
Financial instruments
Increase in profit or loss	2,453	2,156	1,498	1,932
Increase in other equity	$ 2,453	$ 2,156	1,498	$ 1,932
Other
Financial instruments
Increase in profit or loss			9
Increase in other equity			$ 9